Annual Fund Operating Expenses - INVESCO CORPORATE BOND FUND	Jun. 28, 2021
Class A
Operating Expenses:
Management Fees	0.31%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.74%
Class C
Operating Expenses:
Management Fees	0.31%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.49%
Class R
Operating Expenses:
Management Fees	0.31%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.99%
Class Y
Operating Expenses:
Management Fees	0.31%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.49%
Class R5
Operating Expenses:
Management Fees	0.31%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.44%
Class R6
Operating Expenses:
Management Fees	0.31%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.36%